SUBSEQUENT EVENTS	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 5 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2024 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements , except for the described below:

Reverse Stock Split

On September 11, 2025, the Company’s board of directors has authorized a reverse stock split of its outstanding common stock at a ratio of 1-for-15. Prior to the consummation of the initial public offering, the reverse stock split will be effected such that (i) each 15 shares of outstanding common stock will be reduced to one share of common stock; (ii) the number of shares of common stock into which outstanding warrants or options to purchase common stock is exercisable will be proportionately reduced; and (iii) the exercise price of each outstanding warrant or option to purchase common stock will be proportionately increased. The consolidated financial statements of The Company give retroactive effect as though the 1-for-15 reverse stock split occurred for all periods presented, without any change in the par value per share or in the authorized number of common shares. Fractional shares resulting from the reverse stock split have been rounded up to the next whole share.

In compliance with the SEC regulation S-X and following the merger with Apollo Resources, the Company presents below Apollo’s unaudited consolidated statements of operations and comprehensive loss and the unaudited consolidated cash flow statement for the eleven-month period ended November 30, 2024, as well as Apollo’s audited consolidated financial statements for the years ended December 31, 2023 and December 31, 2022.

APOLLO RESOURCES CORPORATION

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

Eleven-month period ended November 30,
2024
(Unaudited)
Revenue
Cost of revenue	$-
Gross profit	$-
Operating expenses:
General and administrative	$(661,493)
Stock based compensation	$(938,808)
Total operating expenses	$(1,600,301)
Loss from Operations	$(1,600,301)
Other expense (income):
Other expense (income)	$110,459
Finance results	$110,459
Loss before provision for income taxes	$(1,489,842)
Provision for income taxes	$-
Net loss	$1,489,842

Comprehensive loss:
Net loss	$1,489,842
Foreign currency translation adjustment	$333,939
Comprehensive loss	$1,823,781

APOLLO RESOURCES CORPORATION

CONSOLIDATED STATEMENTS OF CASH FLOWS

Eleven-month period ended November 30,
2024
(Unaudited)
Cash flows from operating activities of continuing operations:
Net loss	$(1,489,842)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	$938,808
Gain/loss on FOREX transactions	$(111,991)
Changes in operating assets and liabilities:
Accounts payable	$(55,104)
Accounts receivable and other assets	$1,521
Net cash (used in) operating activities	$(716,607)

Cash flows from investing activities:
Related party transactions	$1,156,276
Acquisition of capital assets	$(444,287)
Net cash provided by investing activities	$711,989

Cash flows from financing activities:
Net proceeds from sale of common stock	$4,950
Net cash provided by financing activities	$4,950

Effect of exchange rates on cash and cash equivalents	$(3,449)
Net decrease in cash and cash equivalents	$(3,116)
Cash and cash equivalents at beginning of period	$5,973
Cash and cash equivalents at end of period	$2,857

Apollo Resources Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 4 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2023 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

800,000 Shares of Common Stock

PROSPECTUS

A.G.P.	Bradesco BBI

        , 2025

Through and including                    , 2025 (the 25th day after the date of this prospectus), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to a dealer’s obligation to deliver a prospectus when acting as an underwriter and with respect to an unsold allotment or subscription.

PART II - INFORMATION NOT REQUIRED IN PROSPECTUS

Item 6. Indemnification of Directors and Officers.

Under the registrant’s Articles of Incorporation and Bylaws and under Section 60 of the Republic of the Marshall Islands Business Corporations Act, or the BCA, the registrant may indemnify anyone who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding (other than an action by or in the right of the corporation) whether civil, criminal, administrative or investigative, by reason of the fact that they are or were a director or officer of the corporation, or are or were serving at the request of the corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise.

A limitation on the foregoing is the statutory proviso (also found in the registrant’s Bylaws) that, in connection with such action, suit or proceeding if they acted in good faith and in a manner they reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that their conduct was unlawful.

Further, under Section 60 of the BCA and the registrant’s Bylaws, the termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of no contest, or its equivalent, does not, of itself, create a presumption that the person did not act in good faith and in a manner that they reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that their conduct was unlawful.

In addition, under Section 60 of the BCA and under the registrant’s Bylaws, a corporation may indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action or suit by or in the right of the corporation to procure judgment in its favor by reason of the fact that they are or were a director or officer of the corporation, or are or were serving at the request of the corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise. Such indemnification may be made against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if they acted in good faith and in a manner they reasonably believed to be in or not opposed to the best interests of the corporation. Again, this is provided that no indemnification may be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses that the court shall deem proper.

The registrant’s Bylaws further provide that any indemnification pursuant to the foregoing (unless ordered by a court) may be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because they have met the applicable standard of conduct set forth above. Such determination may be made by the Board of Directors of the corporation by a majority vote of a quorum consisting of directors who were not parties to any action, suit or proceeding referred to in the foregoing instances, by independent legal counsel in a written opinion or by the stockholder of the corporation.

Further, and as provided by both the registrant’s Bylaws and Section 60 of the BCA, when a director or officer of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in the foregoing instances, or in the defense of a related claim, issue or matter, they will be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by them in connection with such matter.

Likewise, pursuant to the registrant’s Bylaws and Section 60 of the BCA, expenses (such Bylaws specifically include attorneys’ fees in expenses) incurred in defending a civil or criminal action, suit or proceeding by an officer or director may be paid in advance of the final disposition of the action, suit or proceeding upon receipt of an undertaking by or on behalf of the director or officer to repay such amount if it is ultimately determined that they are not entitled to indemnification. The Bylaws further provide that with respect to other employees, such expenses may be paid on the terms and conditions, if any, as the Board may deem appropriate.

Both Section 60 of the BCA and the registrant’s Bylaws further provide that the foregoing indemnification and advancement of expenses are not exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of shareholder or disinterested directors or otherwise, both as to action in their official capacity and/or as to action in another capacity while holding office.

Under both Section 60 of the BCA and the registrant’s Bylaws, the registrant also has the power to purchase and maintain insurance on behalf of any person who is or was a director or officer of the corporation or is or was serving at the request of the corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against them and incurred by them in such capacity, or arising out of their status as such, regardless of whether the corporation would have the power to indemnify them against such liability under the foregoing.

Under Section 60 of the BCA (and as provided in the registrant’s Bylaws), the indemnification and advancement of expenses provided by, or granted under the foregoing continue with regard to a person who has ceased to be a director, officer, employee or agent and inure to the benefit of their heirs, executors and administrators unless otherwise provided when authorized or ratified. Additionally, the registrant’s By-Laws provide that no director or officer of the corporation will be personally liable to the corporation or any stockholder of the corporation for monetary damages for breach of fiduciary duty as a director or officer, provided that a director or officer’s liability will not be limited for any breach of the director’s or the officer’s duty of loyalty to the corporation or its stockholder, for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law or for any transaction from which the director or officer derived an improper personal benefit.

Such limitation of liability and indemnification does not affect the availability of equitable remedies. In addition, the registrant has been advised that in the opinion of the SEC, indemnification for liabilities arising under the Securities Act is against public policy as expressed in the Securities Act and is therefore unenforceable. The registrant has obtained directors’ and officers’ liability insurance against any liability asserted against such person incurred in the capacity of director or officer or arising out of such status, whether or not the registrant would have the power to indemnify such person.

Item 7. Recent Sales of Unregistered Securities.

In the three years preceding the filing of this registration statement, we issued the securities described below without registration under the Securities Act. The securities were issued pursuant to the private placement exemption provided by Section 4(a)(2) of the Securities Act. The list below accounts for effects of the Reverse Stock Split.

In June 2023, the registrant issued 21,380 shares of common stock to Atlas Lithium, in satisfaction of the acquisition of a gold processing plant for a total consideration of $320,700.

In 2022, we issued to three investors an aggregate of 123,569 unregistered shares of our common stock for $489,875.

In 2023, we issued to five investors an aggregate of 33,766 unregistered shares of our common stock for $291,600.

In 2024, we issued to 14 to investors an aggregate of 200,611 unregistered shares of our common stock for $1,582,250.

In connection with the foregoing, we relied upon the exemption from registration provided by Section 4(a)(2) under the Securities Act, for transactions not involving a public offering.

 Item 8. Exhibits and Financial Statement Schedules.

(a)	Exhibits: See Exhibit Index beginning on page II-4 of this registration statement.

(b)	Financial Statement Schedules: See our consolidated financial statements starting on page F-1 of this registration statement. All other schedules have been omitted because they are not required or are not applicable, or the information is otherwise set forth in our consolidated financial statements and the related notes thereto.

Item 9. Undertakings.

The undersigned registrant hereby undertakes:

(1)	To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

i.	To include any prospectus required by section 10(a)(3) of the Securities Act of 1933;

ii.	To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement;

iii.	To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(2)	That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3)	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(4)	Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(5)	That for the purpose of determining any liability under the Securities Act of 1933:

(i)	The information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant pursuant to Rule 424(b) (1) or (4) or 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(ii)	Each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

EXHIBIT INDEX

Exhibit
Number	Description
1.1*	Form of Underwriting Agreement
2.1	Agreement and Plan of Merger, dated as of October 31, 2024, by and between Jupiter Gold Corporation and Apollo Resources Corporation (Incorporated by reference to Exhibit 4.1 to the Company’s Report on Form 6-K, filed with the SEC on November 6, 2024)
3.1	Amended and Restated Articles of Incorporation of the Company (Incorporated by reference to Exhibit 1.1 to the Company’s Report on Form 6-K, filed with the SEC on November 22, 2024)
3.2	Articles of Amendment, dated as of December 20, 2024, to the Amended and Restated Articles of Incorporation of the Company, as amended (filed herewith)
3.3	Certificate of Correction, dated as of January 27, 2025, to Articles of Amendment of the Company (Incorporated by reference to Exhibit 1.3 to the Company’s Form 20-F filed February 28, 2025).
3.4	Amended and Restated Bylaws of the Company (Incorporated by reference to Exhibit 1.2 of the Company’s Report on Form 6-K, filed with the SEC on November 22, 2024)
3.5	Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock of the Company (Incorporated by reference to Exhibit 1.4 to the Registration Statement on Form F-1, filed with the SEC on December 1, 2016)
4.1*	Form of Representative’s Warrant
5.1*	Opinion of Holland & Knight LLP
10.1	Jupiter Gold Corporation 2016 Incentive Plan (Incorporated by reference to Exhibit 10.7 to the Company’s Registration Statement on Form F-1, filed with the SEC on December 1, 2016)
10.2	Registration Rights Agreement, dated as of July 27, 2016, by and between the Company and Atlas Lithium Corporation (f/k/a Brazil Minerals, Inc.) (Incorporated by reference to Exhibit 10.2 to the Company’s Registration Statement on Form F-1, filed with the SEC on December 1, 2016)
10.3*	Amended and Restated Employment Agreement by and between the Company and Marc Fogassa, dated June 26, 2024
10.4	Option Agreement, dated as of December 19, 2024, between Jupiter Gold Corporation and Atlas Lithium Corporation (incorporated by reference to Exhibit 4.2 to the Company’s Form 20-F, filed on February 28, 2025).
10.5	Waiver Agreement, dated August 25, 2025 to the Option Agreement (filed herewith)
21.1	List of subsidiaries of Atlas Critical Minerals Corporation (filed herewith)
23.1*	Consent of Pipara & Co. LLP
23.2*	Consent of Holland & Knight, LLP (included in Exhibit 5.1)
23.3*	Consent of SGS Canada Inc. – Malacacheta TRS
23.4*	Consent of SGS Canada Inc. – Alto Paranaíba TRS
23.5*	Consent of Qualified Person – Rio Piracicaba TRS
24.1	Power of Attorney (included on the signature page of this Registration Statement)
96.1	Technical Report Summary regarding the Rio Piracicaba Project, updated as of June 16, 2025. (filed herewith)
96.2	Technical Report Summary regarding the Alto do Paranaiba Project, Minas Gerais State, Brazil
96.3	Technical Report Summary regarding the Malacacheta Project, Minas Gerais State, Brazil
99.1	Immaterial Mineral Rights of Atlas Critical Minerals Corporation (furnished herewith)
107	Filing fee table.

* To be filed by amendment.

# Schedules and exhibits have been omitted pursuant to Item 601(b)(2) of Regulation S-K.

† Management contract or compensatory plan arrangement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it has reasonable grounds to believe that it meets all of the requirements for filing on Form F-1 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Belo Horizonte, state of Minas Gerais, of Brazil, on September 12, 2025.

Atlas Critical Minerals Corporation

By:	/s/ Marc Fogassa
Marc Fogassa
Chief Executive Officer

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, Each person whose signature appears below constitutes and appoints Marc Fogassa his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution for him and in his name, place and stead, and in any and all capacities, to sign for him and in him name in the capacities indicated below any and all amendments (including post-effective amendments) to this registration statement (or any other registration statement for the same offering that is to be effective upon filing pursuant to Rule 462(b) under the Securities Act of 1933, as amended), and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as full to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated below:

Signature	Title	Date

/s/ Marc Fogassa	Chief Executive Officer and Chairman of the Board	September 12, 2025
Marc Fogassa	(Principal Executive Officer)

/s/ Rodrigo Nazareth Menck	Chief Financial Officer and Treasurer	September 12, 2025
Rodrigo Nazareth Menck	(Principal Financial and Accounting Officer)

/s/ Joel de Paiva Monteiro, Esq.	Vice-President of Administration and	September 12, 2025
Joel de Paiva Monteiro, Esq.	Operations, Secretary and Director

/s/ Areli Nogueira da Silva Júnior	Vice-President, Mineral Exploration	September 12, 2025
Areli Nogueira da Silva Júnior	and Director

/s/ Brian Bernier	Director	September 12, 2025
Brian W. Bernier

/s/ Agenor Narcizo Drumond de Cuculicchio, Esq.	Independent Director	September 12, 2025
Agenor Narcizo Drumond de Cuculicchio, Esq.

/s/ Gabriel Santos Cordeiro de Andrade, Esq.	Independent Director	September 12, 2025
Gabriel Santos Cordeiro de Andrade, Esq.